NET INCOME (LOSS) PER COMMON SHARE	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Earnings Per Share [Abstract]
Net income (loss) per common share
NET INCOME (LOSS) PER COMMON SHARE
Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period, including common shares to be issued with no prior remaining contingencies prior to issuance. The computation of diluted net income (loss) per share reflects the dilutive effects of potentially issuable common shares related to outstanding Phantom Units and other equity awards of the Company’s parents. Performance-based Phantom Units and other equity awards are considered dilutive when the related performance criterion has been met.
The components of basic and diluted net income (loss) per common share were as follows (in millions, except per share data):

	40 weeks ended November 30, 2019	40 weeks ended December 1, 2018
Net Income (loss)	$398.6	$(4.5)
Weighted average common shares outstanding (1)	279.6	280.6
Dilutive effect of potential common shares (2)	0.2	—
Weighted average common shares and potential dilutive common shares outstanding	279.8	280.6

Basic net income (loss) per common share	$1.43	$(0.02)
Diluted net income (loss) per common share	1.42	(0.02)

(1)	The 40 weeks ended November 30, 2019 and December 1, 2018, includes 0.1 million and 0.9 million common shares remaining to be issued, respectively.
(2)	There were no potential common shares outstanding that were antidilutive for the 40 weeks ended November 30, 2019. For the 40 weeks ended December 1, 2018, there were 0.7 million potential common shares excluded from the diluted net income (loss) per share calculations because they would have been antidilutive.

NET INCOME (LOSS) PER COMMON
SHARE
Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period, including common shares to be issued with no prior remaining contingencies prior to issuance. The computation of diluted net income (loss) per share reflects the dilutive effects of potentially issuable common shares related to outstanding Phantom Units. Performance-based Phantom Units are considered dilutive when the related performance criterion has been met.
The components of basic and diluted net income (loss) per common share were as follows (in millions, except per share data):

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Net Income (loss)	$131.1	$46.3	$(373.3)
Weighted average common shares outstanding (1)	280.1	279.7	279.7
Dilutive effect of potential common shares (2)	0.1	—	—
Weighted average common shares and potential dilutive common shares outstanding	280.2	279.7	279.7

Basic net income (loss) per common share	$0.47	$0.17	$(1.33)
Diluted net income (loss) per common share	0.47	0.17	(1.33)

(1)	Fiscal 2018 includes 0.9 million common shares remaining to be issued. For fiscal 2017 and fiscal 2016, there were no common shares remaining to be issued, respectively.

(2)	There were no potential common shares outstanding that were antidilutive for fiscal 2018. For fiscal 2017 and fiscal 2016, there were 1.3 million and 1.6 million potential common shares excluded, respectively, from the diluted net income (loss) per share calculations because they would have been antidilutive.